Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS International Growth Fund

	Shares	Value ($)
Common Stocks 93.6%
Argentina 1.7%
Globant SA*	60,326	8,458,308
Grupo Supervielle SA (ADR) (a)	100,000	197,000
(Cost $4,689,072)		8,655,308
Brazil 1.3%
Magazine Luiza SA	179,453	2,164,009
Pagseguro Digital Ltd. "A"*	140,799	4,467,552
(Cost $5,623,554)		6,631,561
Canada 7.5%
Agnico Eagle Mines Ltd.	133,911	8,567,542
Alimentation Couche-Tard, Inc. "B"	177,200	5,546,951
Brookfield Asset Management, Inc. "A" (a)	461,250	14,482,215
Canada Goose Holdings, Inc.* (a)	117,003	2,282,530
Canadian National Railway Co.	79,800	6,873,864
(Cost $23,465,226)		37,753,102
China 7.8%
Alibaba Group Holding Ltd. (ADR)*	50,000	10,369,500
Minth Group Ltd.	490,633	1,342,056
Momo, Inc. (ADR)	104,200	2,021,480
New Oriental Education & Technology Group, Inc. (ADR)*	30,500	3,658,780
Ping An Healthcare and Technology Co., Ltd. 144A*	69,900	930,089
Ping An Insurance (Group) Co. of China Ltd. "H"	1,042,501	10,384,947
Tencent Holdings Ltd.	201,300	10,907,372
(Cost $27,259,536)		39,614,224
Finland 0.3%
Sampo Oyj "A"* (Cost $1,913,205)	39,744	1,424,833
France 11.0%
Airbus SE*	33,602	2,113,088
BNP Paribas SA*	60,000	2,151,956
Capgemini SE	41,400	4,278,801
Cie de Saint-Gobain*	85,600	2,790,711
LVMH Moet Hennessy Louis Vuitton SE	25,868	10,788,105
Orpea	34,880	4,099,981
Schneider Electric SE	15,336	1,538,048
SMCP SA 144A*	266,037	1,462,722
Teleperformance	32,267	7,654,210
TOTAL SA	188,000	7,069,672
VINCI SA	86,539	7,976,061
Vivendi SA	170,665	3,879,907
(Cost $61,271,758)		55,803,262
Germany 13.6%
adidas AG*	10,230	2,698,642
Allianz SE (Registered)	44,250	8,028,090
BASF SE	63,200	3,422,019
Deutsche Boerse AG	88,300	14,545,374
Evonik Industries AG	200,920	4,967,176
Evotec SE*	122,660	3,346,128
Fresenius Medical Care AG & Co. KGaA	120,500	10,167,874
LANXESS AG	71,500	3,707,336
SAP SE	54,200	6,861,324
TeamViewer AG*	217,485	11,124,921
(Cost $64,872,134)		68,868,884
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $1,053,773)	517,001	4,522,673
Ireland 3.7%
Experian PLC	313,054	10,897,805
Kerry Group PLC1 "A"	64,070	7,942,903
(Cost $10,886,488)		18,840,708
Japan 9.9%
Daikin Industries Ltd.	80,400	11,840,284
Fast Retailing Co., Ltd.	10,300	5,794,495
Hoya Corp.	83,000	7,790,942
Kao Corp.	36,900	2,960,310
Keyence Corp.	25,400	10,429,671
MISUMI Group, Inc.	122,489	3,258,269
Pigeon Corp.	125,200	4,880,987
Shimadzu Corp.	107,500	2,921,133
(Cost $37,177,081)		49,876,091
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $8,010,494)	180,900	7,455,566
Luxembourg 1.0%
Eurofins Scientific SE (Cost $1,708,721)	7,800	5,276,785
Macau 0.8%
Sands China Ltd. (Cost $5,334,191)	1,011,200	3,969,507
Malaysia 0.5%
IHH Healthcare Bhd. (Cost $2,140,885)	1,921,800	2,406,060
Netherlands 4.2%
Adyen NV 144A*	1,900	2,506,937
ASML Holding NV	17,200	5,648,170
ING Groep NV	534,868	3,446,871
Koninklijke Philips NV*	157,980	7,197,555
Prosus NV*	32,959	2,732,288
(Cost $21,362,450)		21,531,821
Norway 0.5%
Mowi ASA (Cost $1,537,178)	133,285	2,506,590
Singapore 1.7%
DBS Group Holdings Ltd. (Cost $9,563,255)	611,400	8,445,802
South Africa 1.1%
Naspers Ltd. "N" (Cost $7,542,377)	32,959	5,357,922
Sweden 2.7%
Assa Abloy AB "B"	94,500	1,928,709
Hexagon AB "B"*	34,839	1,925,067
Nobina AB 144A*	725,500	4,234,644
Spotify Technology SA* (b)	30,600	5,536,458
(Cost $11,930,684)		13,624,878
Switzerland 10.7%
Alcon, Inc.*	20,948	1,356,822
Julius Baer Group Ltd.	39,600	1,702,764
Lonza Group AG (Registered)	42,072	20,694,383
Nestle SA (Registered)	112,558	12,240,803
Novartis AG (Registered)	85,505	7,434,879
Roche Holding AG (Genusschein)	25,600	8,849,959
Zur Rose Group AG* (a)	10,089	2,029,769
(Cost $31,539,647)		54,309,379
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,056,354)	670,000	6,552,308
United Kingdom 3.0%
Clinigen Healthcare Ltd.	305,800	3,314,620
Compass Group PLC	225,250	3,297,149
Farfetch Ltd. "A"* (b)	132,200	1,832,292
Halma PLC	156,200	4,530,352
Prudential PLC	174,600	2,274,908
(Cost $15,009,156)		15,249,321
United States 6.9%
Activision Blizzard, Inc.	66,000	4,750,680
EPAM Systems, Inc.*	35,000	8,072,400
Marsh & McLennan Companies, Inc.	53,393	5,655,387
MasterCard, Inc. "A"	19,842	5,970,259
NVIDIA Corp.	10,743	3,813,980
Schlumberger Ltd.	83,604	1,544,166
Thermo Fisher Scientific, Inc.	14,000	4,888,660
(Cost $16,664,752)		34,695,532
Total Common Stocks (Cost $374,611,971)		473,372,117
Preferred Stocks 0.8%
Germany
Sartorius AG* (Cost $2,367,721)	10,500	3,918,669
Convertible Preferred Stocks 0.2%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	1,155,220
Other Investments 0.4%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	2,113,281
Exchange-Traded Funds 0.5%
iShares MSCI Japan ETF (Cost $2,708,231)	45,364	2,513,619
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.07% (d) (e) (Cost $10,083,047)	10,083,047	10,083,047
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.12% (d) (Cost $14,362,102)	14,362,102	14,362,102
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $404,705,372)	100.3	507,518,055
Other Assets and Liabilities, Net	(0.3)	(1,759,994)
Net Assets	100.0	505,758,061

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.07% (d) (e)
21,057,950	—	10,974,903 (f)	—	—	248,616	—	10,083,047	10,083,047
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.12% (d)
9,957,313	67,784,393	63,379,604	—	—	83,858	—	14,362,102	14,362,102
31,015,263	67,784,393	74,354,507	—	—	332,474	—	24,445,149	24,445,149

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $9,735,591, which is 1.9% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $436,380.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At May 31, 2020 the DWS International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Cash Equivalents and Securities Lending Collateral
Information Technology	95,016,749	20%
Health Care	92,828,626	19%
Financials	72,740,147	15%
Industrials	65,628,366	14%
Consumer Discretionary	57,749,997	12%
Consumer Staples	38,108,313	8%
Communication Services	27,095,897	5%
Materials	22,777,354	5%
Energy	8,613,838	2%
Total	480,559,287	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$8,655,308	$—	$—	$8,655,308
Brazil	6,631,561	—	—	6,631,561
Canada	37,753,102	—	—	37,753,102
China	16,049,760	23,564,464	—	39,614,224
Finland	—	1,424,833	—	1,424,833
France	—	55,803,262	—	55,803,262
Germany	—	68,868,884	—	68,868,884
Hong Kong	—	4,522,673	—	4,522,673
Ireland	—	18,840,708	—	18,840,708
Japan	—	49,876,091	—	49,876,091
Korea	—	7,455,566	—	7,455,566
Luxembourg	—	5,276,785	—	5,276,785
Macau	—	3,969,507	—	3,969,507
Malaysia	—	2,406,060	—	2,406,060
Netherlands	—	21,531,821	—	21,531,821
Norway	—	2,506,590	—	2,506,590
Singapore	—	8,445,802	—	8,445,802
South Africa	—	5,357,922	—	5,357,922
Sweden	5,536,458	8,088,420	—	13,624,878
Switzerland	—	54,309,379	—	54,309,379
Taiwan	—	6,552,308	—	6,552,308
United Kingdom	1,832,292	13,417,029	—	15,249,321
United States	34,695,532	—	—	34,695,532
Preferred Stocks	—	3,918,669	—	3,918,669
Convertible Preferred Stocks	—	—	1,155,220	1,155,220
Other Investments	2,113,281	—	—	2,113,281
Exchange-Traded Funds	2,513,619	—	—	2,513,619
Short-Term Investments (g)	24,445,149	—	—	24,445,149
Total	$140,226,062	$366,136,773	$1,155,220	$507,518,055

(g)	See Investment Portfolio for additional detailed categorizations.